Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2015
Long-Term Debt [Abstract]
Debt Disclosure
Facility	2015	2014
Credit Facilities……………………………	538,208	732,130
Term Bank Loans…………………………	861,886	686,206
Total…………………………………	1,400,094	1,418,336
Less – current portion…………….	(319,560)	(228,492)
Long-term portion…………………	1,080,534	1,189,844

Schedule of Weighted-Average Interest Rate
Year ended December 31, 2015……………………...2.30%
Year ended December 31, 2014……………………...2.23%
Year ended December 31, 2013……………………...2.49%

Schedule of Debt
Loan	Origination Date	Original Amount	Balanceat January 1, 2015	New Loans	Repaid	Gain on extinguishment of debt	Balanceat December 31, 2015
Credit facility	2005	220,000	107,955	-	61,385		46,750
Credit facility1	2004	179,384	91,245	-	10,555		80,690
Credit facility2	2006	275,000	101,447	-	28,637		72,810
Credit facility	2005	220,000	58,998	-	11,871		47,127
Credit facility	2006	371,010	211,010	-	20,000		191,010
10-year term loan	2004	71,250	25,782	-	3,125		22,657
Credit facility	2006	70,000	26,875	-	4,375		22,500
Credit facility	2007	120,000	82,500	-	5,000		77,500
10-year term loan	2007	88,350	55,230	-	5,520		49,710
Credit facility	2007	82,000	52,100	-	48,788	3,312	-
10-year term loan	2009	38,600	24,578	-	2,234		22,344
8-year term loan	2009	40,000	26,680	-	2,664		24,016
12 year term loan	2009	40,000	28,750	-	2,500		26,250
10-year term loan	2010	39,000	27,300	-	2,600		24,700
7-year term loan	2010	70,000	51,440	-	4,640		46,800
10-year term loan	2010	43,924	31,053	-	3,218		27,835
9-year term loan	2010	42,100	31,700	-	2,600		29,100
10-year term loan	2011	48,000	36,800	-	3,200		33,600
9-year term loan	2011	48,650	38,920	-	3,243		35,677
8-year term loan	2012	73,600	66,700	-	4,600		62,100
8-year term loan	2011	73,600	66,240	-	4,907		61,333
7-year term loan	2013	18,000	16,500	-	1,305		15,195
7-year term loan	2014	42,000	42,000	-	2,800		39,200
6-year term loan	2014	193,239	25,610	25,610	25,610	-	51,220
6-year term loan	2014	39,000	39,000	-	2,600		36,400
7-year term loan	2014	38,800	5,172	-	-		5,172
6-year term loan	2014	78,744	10,344	5,172	-		15,516
6-year term loan	2014	39,954	5,172	-	-		5,172
19-month term loan	2014	52,195	31,235	20,960	-		52,195
5-year term loan	2015	35,190	-	16,423	-		16,423
7-year term loan	2015	35,190	-	11,730	-		11,730
7-year term loan	2015	39,900	-	39,900	-		39,900
5-year term loan	2015	82,775	-	51,625	-		51,625
6-year term loan	2015	46,217	-	46,217	-		46,217
8-year term loan	2015	73,500	-	9,800	-		9,800
Total			1,418,336	227,336	242,367	3,312	1,400,094

1This credit facility includes a fixed interest rate portion amounting to $32,132 as at December 31, 2015.

2The Company contemplates selling two of its vessels (Eurochampion and Euronike) secured under this credit facility within 2016 and accordingly, an amount of approximately $53 million is classified under current portion of long-term debt.

Debt Principal Payments
Period/Year	Amount
2016……………………………………………………………………………………	319,560
2017……………………………………………………………………………………	202,121
2018……………………………………………………………………………………	286,281
2019……………………………………………………………………………………	178,327
2020 ………….……………………………………………………………………….	137,278
2021 and thereafter…………..…………………………………………………………	276,527
1,400,094